John Hancock Funds III

John Hancock Disciplined Value Mid Cap Fund (the fund)

Supplement dated March 1, 2019 to the current Prospectus, as may be supplemented

Effective March 11, 2019, all classes of shares offered by the fund are reopened to new investors. Accordingly, effective March 11, 2019, all information related to the fund being closed to new investors is removed from the Prospectus.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III

John Hancock Disciplined Value Mid Cap Fund (the fund)

Supplement dated March 1, 2019 to the current Statement of Additional Information (the SAI), as may be supplemented

Effective March 11, 2019, all classes of shares offered by the fund are reopened to new investors. Accordingly, effective March 11, 2019, all information related to the fund being closed to new investors is removed from the SAI.

You should read this Supplement in conjunction with the SAI and retain it for future reference.